Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Parent Company Only Condensed Financial Information [Abstract]
Condensed Statements of Condition
CONDENSED STATEMENTS OF CONDITION

	Years ended December 31:
Assets	2024	2023
Cash and cash equivalents	$2,741	$6,248
Investment in subsidiaries	156,348	148,597
Notes receivable – subsidiaries	2,251	2,683
Other assets	270	293
Total assets	$161,610	$157,821

Liabilities
Notes payable	$2,501	$2,394
Subordinated debentures	8,500	8,500
Other liabilities	281	2,920
Total liabilities	11,282	13,814

Shareholders’ Equity
Total shareholders’ equity	150,328	144,007
Total liabilities and shareholders’ equity	$161,610	$157,821

Condensed Statements of Income
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Years ended December 31:
Income:	2024	2023
Interest on notes	$108	$91
Dividends from subsidiaries	5,000	5,020

Expenses:
Interest on notes	115	91
Interest on subordinated debentures	618	598
Operating expenses	390	369
Income before income taxes and equity in undistributed earnings of subsidiaries	3,985	4,053
Income tax benefit	207	196
Equity in undistributed earnings of subsidiaries	6,807	8,382
Net Income	$10,999	$12,631
Other comprehensive income (loss), net of tax	944	3,385
Comprehensive Income	$11,943	$16,016

Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
Cash flows from operating activities:	2024	2023
Net Income	$10,999	$12,631
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(6,807)	(8,382)
Common stock issued to ESOP	500	124
Change in other assets	23	(34)
Change in other liabilities	(2,639)	101
Net cash provided by operating activities	2,076	4,440

Cash flows from investing activities:
Proceeds from closing of OVBC Captive	—	2,364
Change in notes receivable	432	(318)
Net cash provided by (used in) investing activities	432	2,046

Cash flows from financing activities:
Change in notes payable	107	18
Purchases of treasury stock	(1,945)	(82)
Cash dividends paid	(4,177)	(4,871)
Net cash used in financing activities	(6,015)	(4,935)

Cash and cash equivalents:
Change in cash and cash equivalents	(3,507)	1,551
Cash and cash equivalents at beginning of year	6,248	4,697
Cash and cash equivalents at end of year	$2,741	$6,248